Acquisition of Joaquin Mineral Interests (Detail) (Joaquin Project - Argentina [Member], USD $)	Dec. 21, 2012
Joaquin Project - Argentina [Member]
Business Acquisition [Line Items]
Common shares issued (1,310,043 at $22.90)	$ 30,000,000
Cash Payments	30,000,000
Transaction advisory fees and other acquisition costs	1,224,000
Total purchase price	61,224,000
Current liabilities	80,000
Deferred income taxes	32,540,000
Total liabilities assumed	32,620,000
Total consideration	$ 93,844,000